Shareholders' equity - Amounts of Capital (Details) $ in Millions	Dec. 31, 2025 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	$ 5,983
Tier 1 capital	8,141
Total capital	6,069
Tier 1 leverage ratio	8,597
SLR	6,483
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	13,053
Tier 1 capital	10,955
Total capital	8,476
Tier 1 leverage ratio	5,171
SLR	$ 4,963